Supplement to the
Fidelity Dynamic Strategies® Fund
March 1, 2010
Prospectus

The following replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Management fee	0.50%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual operating expensesB	1.19%
Fee waiver and expense reimbursementA	0.13%
Total annual operating expenses after fee waiver and expense reimbursementC	1.06%

A The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with FMR Co., Inc. (FMRC) for the management of its portfolio pursuant to which the subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC's contract with the subsidiary is in place. If FMRC's contract with the subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

C In addition to the waiver noted above, FMRC has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through February 28, 2011, after which date FMRC, in its sole discretion, may discontinue the arrangement at any time.

The following supplements information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Investing up to 25% of assets in commodity-related ETFs and exchange-traded notes (ETNs) and other commodities and commodity-linked investments through a wholly-owned subsidiary.

The following supplements information found under the heading "Principal Investment Risks" in the "Fund Summary" section beginning on page 4.

  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.

The following replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 5.

  Investing in ETFs and ETNs. ETFs and ETNs are subject to tracking error, may trade at a discount in the secondary market and may not be liquid. ETFs may be unable to sell poorly performing assets that are included in their index or other benchmark. ETNs are subject to the risks associated with debt securities, including counterparty risk of the issuer.

The following supplements information found under the heading "Principal Investment Strategies" in the "Fund Basics" section beginning on page 9.

FMRC may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by FMRC and has the same investment objective as the fund. FMRC intends to invest the Subsidiary's assets directly in commodity-related ETFs and ETNs and other commodities and commodity-linked investments.

The following supplements information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the fund and, therefore, the Subsidiary is subject to risks similar to those of the fund, including the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the 1940 Act, the Subsidiary is not subject to the investor protections of the 1940 Act. The fund relies on a private letter ruling received by other Fidelity funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus.

The following replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 14.

Investing in ETFs and ETNs. ETFs and ETNs are listed on an exchange and traded in the secondary market. Returns are based on the performance of the asset (typically stocks but also commodities or other instruments) underlying the ETF, or the index or other reference asset of the ETN. ETFs and ETNs are subject to tracking error risk (the risk of errors in matching the underlying assets to the index or other benchmark). An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs and ETNs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying assets and may not be liquid. Unlike ETFs, ETNs can be held until maturity and are subject to the risks associated with debt securities, including counterparty risk of the issuer; unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

The following replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 27.

FMRC is the fund's manager. FMRC also manages the Subsidiary. The address of FMRC and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

The following supplements information found under the heading "Fund Management" in the "Fund Services" section beginning on page 27.

The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement may not be discontinued by FMRC as long as its contract with the Subsidiary is in place.

DYS-10-01  August 18, 2010
1.883715.102

Supplement to the
Fidelity Advisor Dynamic StrategiesSM Fund
Class A, Class T, Class B, and Class C
March 1, 2010
Prospectus

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" in the "Fund Summary" section on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 3.

Class A

Class T

Class B

Class C

Management fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.69%	0.69%	0.69%	0.69%
Total annual operating expensesB	1.44%	1.69%	2.19%	2.19%
Fee waiver and expense reimbursementA	0.13%	0.13%	0.13%	0.13%
Total annual operating expenses after fee waiver and expense reimbursementC	1.31%	1.56%	2.06%	2.06%

A The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with FMR Co., Inc. (FMRC) for the management of its portfolio pursuant to which the subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC's contract with the subsidiary is in place. If FMRC's contract with the subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

C In addition to the waiver noted above, FMRC has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through February 28, 2011, after which date FMRC, in its sole discretion, may discontinue the arrangement at any time.

The following supplements information found under the heading "Principal Investment Strategies" in the "Fund Summary" section beginning on page 4.

  Investing up to 25% of assets in commodity-related ETFs and exchange-traded notes (ETNs) and other commodities and commodity-linked investments through a wholly-owned subsidiary.

The following supplements information found under the heading "Principal Investment Risks" in the "Fund Summary" section beginning on page 5.

  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.

The following replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 6.

  Investing in ETFs and ETNs. ETFs and ETNs are subject to tracking error, may trade at a discount in the secondary market and may not be liquid. ETFs may be unable to sell poorly performing assets that are included in their index or other benchmark. ETNs are subject to the risks associated with debt securities, including counterparty risk of the issuer.

The following supplements information found under the heading "Principal Investment Strategies" in the "Fund Basics" section beginning on page 9.

FMRC may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by FMRC and has the same investment objective as the fund. FMRC intends to invest the Subsidiary's assets directly in commodity-related ETFs and ETNs and other commodities and commodity-linked investments.

The following supplements information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the fund and, therefore, the Subsidiary is subject to risks similar to those of the fund, including the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the 1940 Act, the Subsidiary is not subject to the investor protections of the 1940 Act. The fund relies on a private letter ruling received by other Fidelity funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus.

The following replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 14.

Investing in ETFs and ETNs. ETFs and ETNs are listed on an exchange and traded in the secondary market. Returns are based on the performance of the asset (typically stocks but also commodities or other instruments) underlying the ETF, or the index or other reference asset of the ETN. ETFs and ETNs are subject to tracking error risk (the risk of errors in matching the underlying assets to the index or other benchmark). An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs and ETNs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying assets and may not be liquid. Unlike ETFs, ETNs can be held until maturity and are subject to the risks associated with debt securities, including counterparty risk of the issuer; unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

The following replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 27.

FMRC is the fund's manager. FMRC also manages the Subsidiary. The address of FMRC and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

The following supplements information found under the heading "Fund Management" in the "Fund Services" section beginning on page 27.

The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement may not be discontinued by FMRC as long as its contract with the Subsidiary is in place.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section beginning on page 29.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 32.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 32.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 35.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

ADYS-10-02  August 18, 2010
1.883716.105

Supplement to the
Fidelity Advisor Dynamic StrategiesSM Fund
Institutional Class
March 1, 2010
Prospectus

The following replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Management fee	0.50%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual operating expensesB	1.19%
Fee waiver and expense reimbursementA	0.13%
Total annual operating expenses after fee waiver and expense reimbursementC	1.06%

A The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with FMR Co., Inc. (FMRC) for the management of its portfolio pursuant to which the subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC's contract with the subsidiary is in place. If FMRC's contract with the subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

C In addition to the waiver noted above, FMRC has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through February 28, 2011, after which date FMRC, in its sole discretion, may discontinue the arrangement at any time.

The following supplements information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Investing up to 25% of assets in commodity-related ETFs and exchange-traded notes (ETNs) and other commodities and commodity-linked investments through a wholly-owned subsidiary.

The following supplements information found under the heading "Principal Investment Risks" in the "Fund Summary" section beginning on page 4.

  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.

The following replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 5.

  Investing in ETFs and ETNs. ETFs and ETNs are subject to tracking error, may trade at a discount in the secondary market and may not be liquid. ETFs may be unable to sell poorly performing assets that are included in their index or other benchmark. ETNs are subject to the risks associated with debt securities, including counterparty risk of the issuer.

The following supplements information found under the heading "Principal Investment Strategies" in the "Fund Basics" section beginning on page 9.

FMRC may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by FMRC and has the same investment objective as the fund. FMRC intends to invest the Subsidiary's assets directly in commodity-related ETFs and ETNs and other commodities and commodity-linked investments.

The following supplements information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the fund and, therefore, the Subsidiary is subject to risks similar to those of the fund, including the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the 1940 Act, the Subsidiary is not subject to the investor protections of the 1940 Act. The fund relies on a private letter ruling received by other Fidelity funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus.

The following replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 14.

Investing in ETFs and ETNs. ETFs and ETNs are listed on an exchange and traded in the secondary market. Returns are based on the performance of the asset (typically stocks but also commodities or other instruments) underlying the ETF, or the index or other reference asset of the ETN. ETFs and ETNs are subject to tracking error risk (the risk of errors in matching the underlying assets to the index or other benchmark). An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs and ETNs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying assets and may not be liquid. Unlike ETFs, ETNs can be held until maturity and are subject to the risks associated with debt securities, including counterparty risk of the issuer; unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

The following replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 27.

FMRC is the fund's manager. FMRC also manages the Subsidiary. The address of FMRC and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

The following supplements information found under the heading "Fund Management" in the "Fund Services" section beginning on page 27.

The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the Subsidiary. This arrangement may not be discontinued by FMRC as long as its contract with the Subsidiary is in place.

ADYSI-10-01  August 18, 2010
1.883717.103

Supplement to the

Fidelity Dynamic Strategies Fund (FDYSX)

A Class of shares of Fidelity Dynamic Strategies® Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

The following supplements information found under the "Investment Policies and Limitations" section beginning on page 4.

Investment in Wholly-Owned Subsidiary. The fund may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary).

The fund wholly owns and controls the Subsidiary, and the fund and Subsidiary are both managed by FMRC. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest in commodity-related ETFs and ETNs and other commodities and commodity-linked investments. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general.

By investing in the Subsidiary, the fund may gain exposure to commodity-related ETFs and ETNs and other commodities and commodity-linked investments within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Although income from investment in certain commodity-related ETFs and ETNs and certain other commodities and commodity-linked investments typically is not "qualifying income," the fund relies on a private letter ruling received by other Fidelity funds from the Internal Revenue Service ruling that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M. Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.

The following replaces similar information found under the "Distribution and Taxes" section on page 32.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. For purposes of these rules, the fund relies on a ruling from the Internal Revenue Service that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M.

Investment in the Subsidiary. The fund intends to invest a portion of its assets in the Subsidiary. The Subsidiary, a foreign corporation, is wholly-owned by the fund, and the fund will be considered a "U.S. Shareholder" for purposes of the controlled foreign corporation (CFC) provisions of the Internal Revenue Code. As such, the fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's "subpart F income." Subpart F income generally will be treated as ordinary income, regardless of the character of the Subsidiary's underlying income. In addition, any losses incurred by the Subsidiary can only offset income earned by the Subsidiary in the same year. Net losses earned by the Subsidiary will not be able to offset income earned by the fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

The following replaces similar information found under the "Management Contract" section on page 41.

The fund has entered into a management contract with FMRC, pursuant to which FMRC furnishes investment advisory and other services. FMRC also manages the Subsidiary.

Management Services. Under the terms of its management contract with the fund, FMRC acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMRC is authorized, in its discretion, to allocate the fund's assets pursuant to its asset allocation strategy. FMRC also provides the fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of the fund or FMRC performing services relating to research, statistical and investment activities.

In addition, FMRC or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the Subsidiary. This arrangement may not be discontinued by FMR as long as its contract with the Subsidiary is in place.

DYSB-10-01  August 18, 2010
1.881201.102

Supplement to the

Fidelity Advisor Dynamic StrategiesSM Fund

Class A (FDASX), Class T (FDTSX), Class B (FDBSX), Class C (FDCSX), and Institutional Class (FDYIX)

Classes of shares of Fidelity Dynamic Strategies® Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

The following supplements information found under the "Investment Policies and Limitations" section beginning on page 4.

Investment in Wholly-Owned Subsidiary. The fund may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary).

The fund wholly owns and controls the Subsidiary, and the fund and Subsidiary are both managed by FMRC. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest in commodity-related ETFs and ETNs and other commodities and commodity-linked investments. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general.

By investing in the Subsidiary, the fund may gain exposure to commodity-related ETFs and ETNs and other commodities and commodity-linked investments within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Although income from investment in certain commodity-related ETFs and ETNs and certain other commodities and commodity-linked investments typically is not "qualifying income," the fund relies on a private letter ruling received by other Fidelity funds from the Internal Revenue Service ruling that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M. Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.

The following replaces similar information found under the "Distribution and Taxes" section on page 33.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. For purposes of these rules, the fund relies on a ruling from the Internal Revenue Service that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M.

Investment in the Subsidiary. The fund intends to invest a portion of its assets in the Subsidiary. The Subsidiary, a foreign corporation, is wholly-owned by the fund, and the fund will be considered a "U.S. Shareholder" for purposes of the controlled foreign corporation (CFC) provisions of the Internal Revenue Code. As such, the fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's "subpart F income." Subpart F income generally will be treated as ordinary income, regardless of the character of the Subsidiary's underlying income. In addition, any losses incurred by the Subsidiary can only offset income earned by the Subsidiary in the same year. Net losses earned by the Subsidiary will not be able to offset income earned by the fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

The following replaces similar information found under the "Management Contract" section on page 41.

The fund has entered into a management contract with FMRC, pursuant to which FMRC furnishes investment advisory and other services. FMRC also manages the Subsidiary.

Management Services. Under the terms of its management contract with the fund, FMRC acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMRC is authorized, in its discretion, to allocate the fund's assets pursuant to its asset allocation strategy. FMRC also provides the fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of the fund or FMRC performing services relating to research, statistical and investment activities.

In addition, FMRC or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the Subsidiary. This arrangement may not be discontinued by FMR as long as its contract with the Subsidiary is in place.

ADYS/ADYSIB-10-01  August 18, 2010
1.881202.102